FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

14.	FAIR VALUE MEASUREMENTS

Fair value is the price that would be received upon the sale of an asset or paid upon the transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, non on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk, include the Company’s own credit risk.

The Company applied FASB Accounting Standards Codification (“ASC”) 820 – Fair Value Measurement, which provides guidance for using fair value to measure assets and liabilities by defining fair value and establishing the framework for measuring fair value. ASC 820 applies to financial and nonfinancial instruments that are measured and reported on a fair value basis. The three-level hierarchy of fair value measurements is based on whether the inputs to those measurements are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. The fair value hierarchy requires the use of observable market data when available and consists of the following levels:

•	Level 1 – Unadjusted inputs based on quoted markets for identical assets or liabilities.

•	Level 2 – Observable inputs, either direct or indirect, not including Level 1 measurements, corroborated by market data or based upon quoted prices in non-active markets

•	Level 3 – Unobservable inputs that reflect management’s best assumptions of what market participants would use in valuing the asset or liability.

Contingent Consideration

The fair value of the Company’s contingent consideration payable was based on the Company’s evaluation as to the probability and amount of any earn-out that could have ultimately been payable. The Company utilizes a third-party valuation firm to assist in the calculation of the contingent consideration at the acquisition date. The Company evaluates the forecast of the acquired entity and the probability of earn-out provisions being achieved when it evaluates the contingent consideration recorded at initial acquisition date and at each subsequent reporting period. The fair value of contingent consideration is measured at each reporting period and adjusted as necessary. The Company evaluates the terms in contingent consideration arrangements provided to former owners of acquired companies who become employees of the Company to determine if such amounts are part of the purchase price of the acquired entity or compensation. Because the fair value measurements relating to the contingent consideration liabilities are subject to management judgment, measurement uncertainty is inherent in the valuation of the contingent consideration liabilities as of the reporting date.

Derivative Liability

The fair value of the derivative liabilities is classified as Level 3 within the Company’s fair value hierarchy. Please refer to Note 13 (“Derivative Liability”), for a further discussion of the measurement of fair value of the derivatives and their underlying assumptions.

The fair value of the Company’s financial instruments carried at fair value at September 30, 2022 and December 31, 2021 are as follows:

	September 30, 2022
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative Liabilities	$48,988	$–	$–	$48,988
Contingent Purchase Consideration	5,586,493	–	–	5,586,493
Total Liabilities	$5,635,481	$–	$–	$5,635,481

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative Liabilities	$–	$–	$–	$–
Contingent Purchase Consideration	5,586,493	–	–	5,586,493
Total Liabilities	$5,586,493	$–	$–	$5,586,493

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities during the three and nine months ended September 30, 2022:

	Level 3 Financial Liabilities for the Three Months Ended September 30, 2022
	Balance as of June 30, 2022	Realized (Gains) Losses	Additions	Settlements	Unrealized (Gains) Losses	Balance as of September 30, 2022
Liabilities:
Derivative Liabilities	$739,311	$80,130	$–	$(778,530)	$8,077	$48,988
Contingent Purchase Consideration	5,586,493	–	–	–	–	5,586,493
Total Liabilities	$6,325,804	$80,130	$–	$(778,530)	$8,077	$5,635,481

	Level 3 Financial Liabilities for the Nine Months Ended September 30, 2022
	Balance as of December 31, 2021	Realized (Gains) Losses	Additions	Settlements	Unrealized (Gains) Losses	Balance as of September 30, 2022
Liabilities:
Derivative Liabilities	$–	$119,754	$1,052,350	$(1,074,069)	$(49,047)	$48,988
Contingent Purchase Consideration	5,586,493	–	–	–	–	5,586,493
Total Liabilities	$5,586,493	$119,754	$1,052,350	$(1,074,069)	$(49,047)	$5,635,481